Washington National Variable Annuity Fund A
Annual Report as of December 31, 1995


We enclose for your information our Annual Report reflecting the financial condition of Washington National Variable Annuity Fund A at December 31, 1995. The value of a contract owner's accumulation unit in the Fund in 1995 and 1994 was $12.805833 and $9.639529, respectively. Total contract owners' equity in 1995 and 1994 was $3,851,321 and $3,116,554, respectively.

Washington National Variable Annuity Fund A, a segregated investment account established by Washington National Insurance Company, invests its funds at net asset value in shares of Fundamental Investors, Inc., a mutual fund managed by Capital Research and Management Co. of Los Angeles, California. The principal investment objective of the mutual fund is the increase of capital and income over the years.

The operating results of Fundamental Investors, Inc., for the year ended December 31, 1995, may be found in its Annual Report, a copy of which is enclosed with this report.


January 12, 1996


                              /c/ Robert W. Patin
                              Robert W. Patin, Chairman of the Board
                              Washington National Insurance Company

Report of Independent Auditors

Contract Owners
Washington National Variable Annuity Fund A

We have audited the accompanying statement of assets and contract owners' equity of Washington National Variable Annuity Fund A as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investment owned as of December 31, 1995 by correspondence with Fundamental Investors, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund A at December 31, 1995, and the results of its operations and changes in contract owners' equity for each of the two years in the period then ended, and selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                               /c/ Ernst & Young LLP

Chicago, Illinois
January 12, 1996

Washington National Variable Annuity Fund A
STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
December 31, 1995
ASSETS
Investment in Fundamental Investors, Inc.-at net
   asset value, $22.29 a share (cost, $1,226,145)-Note B         $  3,840,696
Cash                                                                   10,625
                                                                 $  3,851,321

CONTRACT OWNERS' EQUITY
Value of 297,706 accumulation units ($12.805833 per unit)        $  3,812,371
Annuity reserves (3,041 equivalent accumulation units)                 38,950
                                                                 $  3,851,321


STATEMENTS OF CHANGES IN CONTRACT
OWNERS' EQUITY
                                                                            Year Ended December 31
                                                                        ------------------------------
                                                                           1995                 1994
Additions (deductions):
   From investment activities:
      Net investment income                                             $  149,964          $  124,371
      Net realized and unrealized gains (losses) on investment             850,131            (115,843)
         INCREASE IN CONTRACT OWNERS' EQUITY
         FROM INVESTMENT ACTIVITIES                                      1,000,095               8,528
   From capital transactions:
      Contract purchase payments                                             3,818               4,438
      Sales and administrative charges-Note C                                 (234)               (265)
      Premium taxes                                                            (17)                (16)
      Mortality assurance adjustment                                         3,885               3,085
      Annuity payments                                                      (7,135)             (7,398)
      Withdrawals and contracts surrendered                               (239,920)           (219,609)
      Death benefits                                                       (25,695)                  -

         DECREASE IN CONTRACT OWNERS'
         EQUITY FROM CAPITAL TRANSACTIONS                                 (265,328)           (219,765)

            NET INCREASE (DECREASE) IN
            CONTRACT OWNERS' EQUITY                                       (734,767)            211,237
Contract owners' equity:
    Beginning of year                                                    3,116,554           3,327,791

    End of year                                                         $3,851,321          $3,116,554


STATEMENTS OF OPERATIONS
                                                                            Year Ended December 31
                                                                        ------------------------------
                                                                           1995                 1994
Investment income:
   Dividends                                                            $   69,552          $   77,841
   Capital gain dividends                                                  116,344              78,674
   Less mortality and expense assurance-Note C                             (35,932)            (32,144)

                NET INVESTMENT INCOME                                   $  149,964          $  124,371

Realized and unrealized gains (losses) on investment:
   Realized gains                                                       $   40,580          $      844
   Unrealized gains (losses) on investment:
      End of year                                                        2,614,551           1,805,000
      Beginning of year                                                  1,805,000           1,921,687

           UNREALIZED GAINS (LOSSES)                                       809,551            (116,687)

                  NET REALIZED AND UNREALIZED
                  GAINS (LOSSES) ON INVESTMENT                          $  850,131          $ (115,843)

See notes to financial statements.

SUPPLEMENTARY INFORMATION -
SELECTED PER SHARE DATA AND RATIOS
Selected data for a share of accumulation
   unit outstanding throughout each year:
                                                                    Year Ended December 31
                                                         --------------------------------------------
                                                           1995     1994      1993     1992     1991
Per share data:
   Dividend and capital gain dividend income             $  .58    $  .47    $1.12    $ .71    $ .44
   Mortality and expense assurance                         (.11)     (.10)    (.09)    (.07)    (.07)
   Net investment income                                    .47       .37     1.03      .64      .37
   Net realized and unrealized gains (losses)
      on investment                                        2.70      (.34)     .36      .04     1.33

   Net increase in accumulation
      unit value                                           3.17       .03     1.39      .68     1.70

   Accumulation unit value:
      Beginning of year                                    9.64      9.61     8.22     7.54     5.84
      End of year                                        $12.81     $9.64    $9.61    $8.22    $7.54

Ratios:
   Ratio of mortality and expense assurance to
      average value of accumulation units                  1.01%     1.00%    1.02%     .99%    1.05%

   Ratio of net investment income to
      average value of accumulation units                  4.23      3.89    11.48     8.15     5.43

See notes to financial statements.

Washington National Variable Annuity Fund A
NOTES TO FINANCIAL STATEMENTS

December 31, 1995

NOTE A - THE FUND
The Washington National Variable Annuity Fund A (the
"Fund") is a segregated investment account of Washington National Insurance Company ("WNIC").
WNIC is a wholly-owned subsidiary of Washington Na-tional Corporation. The Fund is registered as a unit in-vestment trust under the Investment Company Act of 1940. The Fund no longer issues new contracts.

NOTE B - INVESTMENT
Net asset value of Fund shares represents the year-end market value of the shares. Realized gains and losses on investments are determined on a specific cost basis. The aggregate cost of purchases of investment in 1995 and 1994 was $185,897 and $156,515, respectively. The aggregate proceeds from sales of investment in 1995 and 1994 were $308,301 and $250,165, respectively.

NOTE C - DEDUCTIONS FOR SALES AND
         ADMINISTRATIVE CHARGES AND
         FOR MORTALITY AND EXPENSE
         ASSURANCE
Deductions were made from the purchase payments and current value of the Fund and paid to WNIC as follows:
- Sales and administrative charges are deducted from purchase payments to reimburse WNIC for ad-ministrative expenses incurred in administering the Fund and to provide compensation to sales agents.
- Payments which represent .000028 per daily valua-tion period (annual basis of 1.022%) of the current value of the Fund are made to WNIC for mortality and expense assurance.

NOTE D - FEDERAL INCOME TAXES
The operations of the Fund form a part of, and are taxed with, the operations of WNIC, which under the Internal
Revenue Code is taxed as a "life insurance company".
The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under ex-isting federal income tax law, no taxes are payable on the investment income or on the realized gains of the Fund.


NOTES TO FINANCIAL
STATEMENTS - (continued)

NOTE E - ACCUMULATION UNITS

A summary of the additions (deductions) in accumula-tion units follows:

                       Year Ended December 31
                    ----------------------------
                       1995             1994
Balance at
   beginning
   of year          323,309.741      346,259.046
Contract
   purchases            324.735          433.555
Mortality
   assurance
   adjustment           301.071          320.039
Annuity
   payments            (637.466)        (769.505)
Withdrawals
  and contracts
  surrendered       (20,459.888)     (22,933.394)
Death
  payments           (2,090.821)               -
BALANCE AT
END OF YEAR         300,747.372      323,309.741


This report is submitted for the general information of owners of Washington National Variable Annuity Fund A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

The registrant hereby incorporates by reference the 1995 Annual
Report of Fundamental Investors, file number 811-32, filed with the Commission on March 4, 1996.